U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Oppenheimer Asset Allocation Fund
          Two World Trade Center
          New York, NY 10048-0203

2. Name of each series or class of funds for which this notice is filed:

          Oppenheimer Asset Allocation Fund, Class A

3.   Investment Company Act File Number: 811-3864

     Securities Act File Number: 2-86903

4.   Last day of fiscal year for which this notice is filed:
     12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          4,638,637

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          2,588,169

9. Number and aggregate sale price of securities sold during the fiscal year:

          1,154,810       $15,098,328

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

          1,154,810       $15,098,328

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          1,346,436       $17,504,698

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):               $15,098,328
                                                    ------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):     +$17,504,698
                                                    ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                         -$32,603,026
                                                    ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):              +  -0-
                                                    ------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 (line (i), plus
           line (ii), less line (iii), plus line
           (iv)) (if applicable):                   $  -0-
                                                    ------------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                        x 1/2900
                                                    ------------
     (vii) Fee due (line (i) or line (v) multiplied
           by line (vi)):                           $  -0-
                                                    ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and
             (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
             Instructions C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rule of Informal and Other Procedures (17 CFR
     202.3a).                                                           / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                         Oppenheimer Asset Allocation Fund



                         By: /s/ Andrew J. Donohue
                             -------------------------------
                             Andrew J. Donohue, Secretary

Date: 2/26/96


cc:  Ronald Feiman, Esq.
     Robert Bishop
     Gloria LaFond


sec\240a.24f

               GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN
114 West 47th Street                                   New York, N.Y. 10036
Telephone: (212) 626-0800                         Telecopier (212) 626-0799


                                  February 20, 1996


Oppenheimer Asset Allocation Fund
Two World Trade Center
New York, New York 10048-0203

Ladies and Gentlemen:

         In connection with the public offering of Class A shares of beneficial interest, no par value, of Oppenheimer Asset
Allocation Fund (the "Fund"), we have examined such records and documents and have made such further investigation and examination as we deemed necessary for the purpose of this opinion.

         It is our opinion that the Shares the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Fund, were legally issued, fully paid and non-assessable by the Fund to the extent set forth in its Prospectus forming part of its Registration Statement under the Securities Act of 1933, as amended.

         We hereby consent to the filing of this opinion with said
Notice.

                                  Very truly yours,


                                  /s/ GORDON ALTMAN BUTOWSKY
                                      WEITZEN SHALOV & WEIN